Share based payments reserve (Details 5) - $ / shares		12 Months Ended
		Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Grant-date share price		$ 0.41	$ 0.49
Weighted average grant-date fair value		0.16	0.25
Exercise price		$ 0.45	$ 0.50
Expected dividend yield		0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rates		4.41%	3.27%
Expected life of stock options (in years)	[1]	2 years 6 months	2 years
Expected volatility of share price	[2]	49.00%	62.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rates		4.78%	3.43%
Expected life of stock options (in years)	[1]	3 years 4 months 24 days	5 years
Expected volatility of share price	[2]	55.00%	72.00%

[1]	The expected life term of stock options granted is derived from the remaining contractual term.
[2]	The Company uses historical volatility to estimate the expected volatility of the Company's share price.